Consolidated Statements of Cash Flows (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash balance of subsidiaries disposed	$ 0	$ 0	$ 111,597